 Securities And Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [12]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [16]

(Check Appropriate Box Or Boxes.)

Upright Investments Trust

 (Exact Name Of Registrant As Specified In Charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X /     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

PROSPECTUS AND APPLICATION

(   LOGO  )

UPRIGHT GROWTH FUND

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

615 West Mount Pleasant Avenue

Livingston, New Jersey 07039

  (973) 533-1818

Dated

January 28, 2008

The Fund seeks long term growth of capital by investing principally in common stocks.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 TABLE OF CONTENTS

THE FUND

What is the Fund’s Primary Investment Objective?

3

What are the Fund’s Primary Investment Strategies?

3

What are the Principal Risks of Investing in the Fund?

4

Who May Want to Invest in the Fund?

5

How Has the Fund Performed in the Past?

5

What are the Fund’s Fees And Expenses?

6

Shareholder Fees

6

Annual Fund Operating Expenses

7

An Example of Fund Expenses Over Time

7

Additional Information On Investment Policies and Risks

7

Financial Highlights

9

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

11

The Fund’s Portfolio Managers

11

HOW TO BUY AND SELL SHARES

Determination of Share Price

12

Minimum Investment Amounts

12

Opening and Adding To Your Account

13

Purchases By Mail

13

Purchases by Wire

13

Purchases through Financial Service Organizations

14

Automatic Purchase Plan

14

Sales Charges

13

Miscellaneous Purchase Information

14

Redeeming Your Shares

15

By Mail

15

Signature Guarantees

16

Redemption At The Option Of The Fund

16

DIVIDENDS AND DISTRIBUTIONS

17

TAX CONSIDERATIONS

17

GENERAL INFORMATION

17

FOR MORE INFORMATION

18

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is long-term growth of capital.

What are the Fund’s Primary Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

•

investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled  companies

•

investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;

•

investing without regard to market capitalization; and

•

investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•

Quality of the company’s management;

•

Strength of the company’s balance sheet;

•

Projected growth rate of the company’s earnings in the future; and

•

Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both.  The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy: Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds.  When the Fund invests in a money market fund or another mutual fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment.  It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund.  While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•

Market Risk:  A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•

Management Risk:  The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•

Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

•

Interest Rate Risk: With respect to preferred stock and convertible securities and  changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

•

Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization).  While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure.  This could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk.  Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S.  Political or economic instability may also create certain risks.

•

General Risks:  The value of the Fund’s shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques or those having as investment objectives the conservation of capital and/or the realization of current income. When you sell your shares, they may be worth less than what you paid for them. There is no guarantee that the Fund will achieve its objective.  An investment in the Fund is not a complete investment program.

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•

You are a long-term investor; (at least 5 years)

•

Your investment goal is capital appreciation;

•

You have no immediate financial need for the money invested in the Fund;

•

You can accept the significant short-term fluctuations in portfolio value;

•

You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

How Has the Fund performed in the Past?

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Best and Worst Quarterly Return

Best

Worst

2003 – 2nd Quarter

2002 – 2nd Quarter

     33.11%

    -28.41%

Average Annual Total Return as of December 31, 2007

	One Year	Five Year	Since inception (1/21/1999)

Return Before Taxes	-0.58%	10.78%	0.49%

Return After Taxes on Distributions[1]	-0.58%	10.78%	0.42%

Return After Taxes on Distributions and Sales of Fund Shares[1]	-0.38%	9.41%	0.38%

S&P 500 Index[2]	1.19%	11.89%	3.13%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum Sales Charge (Load)

Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees	1.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	0.75%
---------
Total Annual Fund Operating Expenses	2.25%

  The Fund's custodian bank may charge a fee for wires, returned checks and stop payment orders at prevailing rates.  IRA accounts will be charged a $8.00 annual maintenance fee.

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         3 Years        5 Years          10 Years

$228            $703         $1,205           $2,585

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

•

Restricted and Illiquid Securities: The Fund may invest up to 15% of its assets in securities that are determined by the Adviser to be illiquid.  This means that the securities may be difficult to sell promptly at an acceptable price.  The sale of some illiquid securities and some other securities may be subject to legal restrictions.  These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it may hold.

•

Borrowing and Leverage: The fund may borrow up to one third of its total assets.  This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances.  These expenses will reduce the amount of any potential gains or increase any losses.

•

Reverse Repurchase Agreements: The Fund may at times borrow money by means of reverse repurchase agreements.  Reverse repurchase transactions may increase fluctuations in the Fund's net asset value.  Reverse repurchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse repurchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

•

Short Sales: The Fund may invest up to 25% of its total assets through short sale transactions.  Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities.  The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  These losses can be significant and are without limit.  In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes.  Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•

Options: The Fund may write, purchase or sell put and sell covered call options. An  option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.  Because options may be riskier than other types of investments, the Fund's use of options is limited to no more than 15% of its net assets.  Covered options writing (selling) is not subject to the 15% limitation.

•  Sector Concentration: The Fund may from time-to-time concentrate its investments in a single market segment, such as the technology or medical sector.  When the Fund concentrates its investments in the technology sector, the Fund may invest in the following industries, all of which would be classified in the technology sector: computer; software; computer peripherals; data storage service; networking; semiconductors and telecommunication, etc.  Although the Investment adviser currently believes those concentrated investments by the Fund in the technology and/or medical sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk.  One of the risks of concentration in a certain market sector is that the value of such investments may fluctuate dramatically, and may be more adversely affected by market changes.

•

Portfolio Turnover: “portfolio turnover” is a change in stocks held by a Fund. Frequent purchases and sales of the Fund’s portfolio stocks involve some expense to the Fund and therefore, higher portfolio turnover activity can increase the Fund’s transaction costs and have a negative effect on its performance. The Fund may engage in short-term trading if necessary to achieve its objective. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “ Financial Highlights.”

Financial Highlights

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns information in the table represent the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table for the fiscal years ended September 30, 2002 to 2007 was audited by Meyler & Company, LLC, our independent registered public accounting firm during that period.  The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s Annual Report.   Copies of both reports, may be obtained without charge by contacting the Fund.  The information presented below should be read in conjunction with the Fund’s Annual and Semi-Annual Reports.

Financial Highlights
Selected data for a share outstanding throughout each year.

	Year Ended September 30,
	2007	2006	2005	2004	2003
PER SHARE DATA
Net asset value, beginning of year	$ 10.44	$ 10.07	$ 8.86	$ 8.35	$ 5.51

Investment operations:
Net investment loss	(0.11)	(0.13)	(0.15)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	0.71	0.50	1.36	0.65	2.96

Total from investment operations	0.60	0.37	1.21	0.51	2.84

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	$ 11.04	$ 10.44	$ 10.07	$ 8.86	$ 8.35

TOTAL RETURN 1	5.75%	3.67%	13.64%	6.11%	51.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	8,687	8,391	7,478	5,696	3,845

Ratio of net expenses to average net assets	2.25%	2.21%	2.28%	2.15%	2.48%
Ratio of net investment income (loss) to average net assets	(1.03%)	(1.65%)	(2.20%)	(1.55%)	(2.38%)
Ratio of net expenses to average net assets (without fee waiver)	2.25%	2.21%	2.28%	2.15%	2.48%
Ratio of net investment income (loss) to average net assets (without fee waiver)	(1.03%)	(1.65%)	(2.20%)	(1.55%)	(2.38%)
Portfolio turnover rate 2	38.47%	30.87%	55.49%	37.76%	20.40%

1.

Total returns do not include the one-time sales charge.

2.

Total returns do not include the one-time sales charge.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corporation serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio. The Adviser's office is located at 615 West Mount Pleasant Avenue, Livingston, New Jersey 07039.  For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund’s daily net assets.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund.   For providing these services to the Fund, the Adviser receives a monthly fee calculated at an annual rate of 0.45% of the Fund's daily net assets for the first $50 million and 0.40% of the Fund’s daily net assets over $50 million.

The Fund’s Portfolio Managers

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999. He received his M.B.A. from Rutgers- the State University of New Jersey.

The Fund’s Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business.  The Exchange is closed on weekends, most Federal holidays and Good Friday.  NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Fund, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities.  As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals.  You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent.  Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth Fund should be sent along with the completed account application to the Fund.  Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number.  Complete and sign the application form and mail it to the Fund at the above address.  Instruct your bank to follow the instructions below when wiring your payment to the Fund:

Wire to: U.S. Bank

ABA # 042000013

Account Name:    Upright Growth Fund

Account Number: 130100789325

      FFC: Shareholder Account Number_______________

       Shareholder Name ____________________________

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus.  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”).  The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund.  You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.  You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan.  The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.  The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100.  For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

  Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund may authorized certain broker-dealers or other financial intermediaries ("intermediary")  to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when an intermediary accepts your order for Fund shares before 4:00 p.m. Eastern time on any business day in accordance with such intermediary's procedures.  Your purchase will be processed at the NAV calculated on that day. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

Redeeming Your Shares

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Facsimile:  (440) 922-0110

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.

Your account number.

2.

The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.

The signatures of all account owners exactly as they are registered on the account.

4.

Any required signature guarantees.

5.

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

Signature Guarantees --

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

•

if you change the ownership on your account;

•

when you want the redemption proceeds sent to a different address than is registered on the account;

•

if the proceeds are to be made payable to someone other than the account's owner(s);

•

any redemption transmitted by federal wire transfer to your bank; and

•

if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud.  To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have 60 days after notice to bring the account up to $1,500 before any action is taken.  This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action.  The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held.  Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

To obtain a free copy of these documents or to make shareholder inquiries about the Fund, please call collect at 1-973-533-1818.  As of the date of this prospectus, the Fund did not have an Internet Website.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-942-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

•

Investment Company Act File No. 811-08723 .

UPRIGHT GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2008

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated January 28, 2008 , which may be obtained by writing the Fund at Upright Growth Fund c/o Mutual Shareholder Services, 8000 Town Center Dr., Ste. 400 , Broadview Hts, OH 44147 or calling the Fund at 1-440-922-0066.  The Fund is a portfolio of Upright Investments Trust.

TABLE OF CONTENTS

   PAGE

Investment Policies and Limitations……………………………………	2
Portfolio Transactions …………….……………………………………	11
Management of the Fund ………………………………………………	12
Investment Management and Administration ………………………….	14
Principal Security Holders ……………………………………………..	18
Disclosure of Portfolio Holdings ………………………………………	19
Taxes and Distributions ………………………………………………..	20
Description of the Trust ………………………………………………..	22

Investment Adviser and Administrator

Upright Financial Corporation

615 West Mt. Pleasant Avenue

Livingston, NJ  07039

Custodian

US Bank

1555 N. River Center Dr.

Milwaukee, WI 53212

Transfer Agent

Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Independent Registered Public Accounting Firm

Meyler & Company, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies.  The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.  The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund.  The following are the fund's fundamental investment limitations set forth in their entirety.  The Fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities or commodities futures contracts; and

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies.  The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) Invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) Invest in companies for the purpose of exercising control or management;

(3) Invest more than 15% of its net assets illiquid securities;

(4) Invest in oil, gas or other mineral exploration or development programs or leases;

(5)Purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

(6) Invest more than 25% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) Purchase a call option or a put option if the aggregate premium paid for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(8) Make short sales of securities in an aggregate amount greater than 25% of net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 3% of the securities of any class of the issuer.  Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Investment Company Securities.  The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Portfolio’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company  if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund Portfolio is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities.  The Fund can invest in any equity security.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants.  The Fund may invest up to 10% of its assets in warrants.  A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price.  Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate.  Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.  The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADR's") are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.  ADRs are not subject to the 25% limitation on purchases of foreign securities.

Firm Commitment Agreements.  The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date.  The Fund will not enter into such agreements for the purpose of investment leverage.  Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase.  Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging.  Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Option Transactions.  The Fund may invest in option transactions involving individual securities and market indices.  An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily).  When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income.  The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period.  If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

 The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability.  The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.  When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price.  When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.  “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.  “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days.  The dividend rate on auction rate preferred stock usually is subject to a maximum rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions.  The Fund enter may into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act.  At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Sector Concentration.  The Fund may from time to time concentrate its investments in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more suspectable to adverse economic, political, regulatory or market developments affecting a single sector; this will increase Fund’s risk and will make the Fund more volatile.

Short Sales.  The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted.  A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Foreign Securities.  The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers.  Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank.  In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers).  An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.  In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

PORTFOLIO TRANSACTIONS

The amended Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available.  In this regard, the Adviser will seek the most favorable price and execution for the transaction given the size and risk involved.  In placing executions and paying brokerage commissions, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff.  Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised.  In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained.  The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services.  To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear.  In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund.  However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution.  In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund.  In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Fund paid brokerage commissions of $799, $1,798, $3,392, $2626 and$1,485  in the fiscal years ended September 30, 2003, 2004, 2005, 2006 and 2007, respectively.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below.  Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

Independent Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Wellman Wu Kam Man Food, Inc 511 Old Post Road Edison, NJ 08817 Age 66 Carol Jou 63 Mcclellan Ave Livingston, NJ 07039 Age 44	Trustee and Chief Financial Officer Trustee and Financial Officer	Since March 1998/ Indefinite Since December 2005/ Indefinite

President,Kam Kuo Food, Inc. (1996 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2005 to present); IT application systems Engineer, Novartis Pharmaceutial Corporation

(2001 to 2005)

				1 1	Trustee of Wu’s Family Charitable Trust N/A

Interested Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Y.S. Chiueh 615 West Mt. Pleasant Ave, Livingston, New Jersey 07039 Age 50	Trustee and President	Since March 1998/ Indefinite	Chief Executive Officer, Upright Financial Corporation (1990 to present)	1	Trustee of Better World Fund (Non-Profit Organization)

As of December 31, 2007 , the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
David Y.S. Chiueh	Over $100,000	Over $100,000
Wellman Wu	None	None
Carol Jou	None	None

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates.  It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $200.00 per meeting attended.

The following table sets forth the compensation of each current Trustee of the Fund for his or her services for the fiscal year end September 30, 2007.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund
David Chiueh	$0	$0	$0	$0
Wellman Wu	$800	$0	$0	$800
Carol Jou	$800	$0	$0	$800

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION

Upright Financial Corporation serves as the Fund's investment adviser and as the Fund's Administrator.  In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Adviser or its affiliates.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.50% of the Fund's daily net assets.  For the fiscal years ending September 30, 2004, 2005, 2006 and 2007, the Fund paid advisory fees of $78,476, $68,313, $122,513 and $124,600, respectively. For the administrative services and facilities provided to the Fund, the Fund pays a monthly fee equal to .45% of the Fund's net assets.  For the fiscal years ending September 30, 2004, 2005, 2006 and 2007 , the Fund paid administrative fee of $23,543 $20,494, $36,754 and $37,380, respectively.

The Board of Trustees of the Fund, including a majority of the Trustees who were not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amend (the "Independent Trustee"), originally approved the Advisory Agreement on October 1, 2000.  The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

At a meeting held on September 28, 2007 , the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement:

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of fund and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group the relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and this high tax efficiency ranking.  The Board concluded that the Fund's performance history made a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into a account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.50% of daily net assets, noting that it fell within the fourth quartile when compared to other funds in its peer group.  The Board also noted that the Fund's total expense ratio fell within the fourth quartile when compared to its peer group.  The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Having considered the comparative data as described above, the Board concluded that the advisory fee was fair and reasonable.

Cost of Services and Profits to be Realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from it advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to new the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser

Mr. David Chiueh owns 100% of the stock of the Adviser, Upright Financial Corporation.

Portfolio Manager Information

Mr. David Chiueh is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2007 , Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$8,280,961	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	88	$18,071,769	10	$3,224,994

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another.  This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below).  Further, a potential conflict could include Mr. Chiueh 's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Mr. Chiueh's compensation from the Adviser is not fixed.  Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability.  Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1.50% of the Fund's average daily net assets.  Other client's of the Portfolio Manager's clients pay performance fees.  Two performance fee arrangements are in place.  Under one, the Adviser receives a fixed annual fee of 3% of assets under management plus 30% of any account's pre-tax annualized return over a pre-tax annualized return of 23%.  Under the other performance fee arrangement, the management fee is paid only after annualized total return exceeds 5%, at which point the Adviser will receive a fee equal to 25% of the pre-tax annualized total return in excess of the 5% annualized total return.  No fee is paid for annualized total return below 5%.

The following table shows the dollar range of equity securities beneficially owned by Mr. Chiueh in the Fund as of September 30,2007,.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David Y.S. Chiueh	Over $100,000

PRINCIPAL SECURITY HOLDERS

As of December 31,2007, the following persons owned of record 5% or more of the shares of the Funds:

Name & Address	Type of Ownership	Percentage
Kun Yuan Tong Family 8.92% Charitable Remainder Trust Suwanee, GA 30024	Record	14.03%
Max Kuo Retirement Trust 9.21% Albany, GA 31721	Record	12.90%
Albert C. Chan 6.89% Retirement Trust Scotch Plains, NJ 07076	Record	11.83%
Kun Yuan Tong Family 8.92% Suwanee, GA 30024	Record	8.57%

Management Ownership

As of December 31, 2007, all officers and trustees as a group owned 2.68% of the outstanding shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. in order for Lipper to assign a rating or ranking to the Fund.  In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets.  Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund.  The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").  To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.  However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder.  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received.  However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares.  Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends.  A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.  Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.  A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions.  Short-term capital gains are distributed as dividend income.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

For taxable years beginning on or before December 31, 2008, the Fund may designate certain dividend distributions to shareholders as "qualified dividend income" taxable at a maximum U.S. federal income tax rate of 15%.  Individual shareholders that satisfy certain minimum holding period requirements may be eligible to treat a portion of the Fund's ordinary income dividends as "qualified dividend income," to the extent properly designated as such by the Fund.

Capital Gain Distributions.  Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares.  If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.  Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

DESCRIPTION OF THE TRUST

Organization.   Upright Growth Fund is a portfolio of Upright Investments Trust, an open-end diversified management investment company organized as a Delaware business trust on March 4, 1998.  The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

Voting Rights.  The Fund's capital consists of shares of beneficial interest.  As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share.  There is no cumulative voting on the election of Trustees.  The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above.  Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian.  U.S. Bank N.A., 1555 N. River Center Dr., Milwaukee, Wisconsin 53212, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of [$11.50] per shareholder (subject to a minimum monthly fee of [$775.00] per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.  The Fund will receive a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets.

For the fiscal years ending September 30, 2003, 2004 2005, 2006 and 2007 the Fund paid MSS fees of $5,380.75, $6,393.75, $7,163.75, $7922.11 and $8,248.80, respectively, for fund accounting and transfer agent services.

Independent Registered Public Accounting Firm.  Meyler & Company, LLC, One Arin Park, 1715 Highway 35, Middletown, NJ 07748 serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements.  The Fund's financial statements and independent auditors’ report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust 's Annual report to shareholders for the fiscal year ended September 30, 2007 and the Semi-Annual report to shareholders dated March 31, 2007,.  You can obtain copies of the annual and semi-annual reports without charge by writing to the Fund or calling the Fund collect at 1-973-533-1818.

Proxy Voting Policies.  The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock.  The Fund’s proxy voting policies are summarized below.

●

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;

●

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The adviser will pay particular attention to the following areas.

●

Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;

●

The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling collect, 1-973-533-1818, or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling collect 1-973-533-1818 and a copy will be sent within three business days of receipt of a request.

Upright Investment Trust

Part C.   OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)

Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)

 Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Advisory Agreement dated as of February 29, 2000 between the Registrant and Upright Financial Corporation is incorporated by reference to Exhibit 23(d) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 6, 2000.

(e)

Underwriting Agreement  - None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custody Servicing Agreement dated as of 3/30, 2004 between the Registrant and US Bank is filed herewith.

(h)

Other Material Contracts – None.

(i)

Opinion  and  Consent of Counsel is incorporated by reference to Exhibit (b)(6) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(j)

Consent of Meyler & Company, LLC is filed herewith.

(k) Omitted Financial Statements - None

(l)

 Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(m)

Rule 12b-1 Plan - None

(n)

Rule 18f-3 Plan - None

(o)

Reserved

(p)

Code of Ethics for Upright Investment Trust and Upright Financial Corporation is filed herewith

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None [unless David Chiueh owns 25% or more of the Fund

Item 25.  Indemnification.

Under section  3817(a) of the Delaware  Business Trust Act, a Delaware business  trust  has the  power to  indemnify  and hold  harmless  any trustee, beneficial owner or other person from and against any and all claims and demands  whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for

indemnification  of  the  Registrant's   trustees  and  officers  under  certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted  to  trustees,  officers  and  controlling  persons of the  Registrant pursuant to the foregoing  provisions,  or otherwise,  the  Registrant  has been advised  that in the opinion of the  Securities  and  Exchange  Commission  such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

All of the information  required by this item is set forth in the Form ADV, as amended,  of Upright  Financial  Corporation (File No.  801-38340).  The following sections of Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part II

         (b) Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter

 None

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Administrator at 615 West Mt. Pleasant Avenue, Livingston, NJ 07039, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 1555 N. River Center Dr., Milwaukee, WI 53212.  All books and record required to be maintained by the Transfer Agent are held at Mutual Shareholder Services, 8000 Town Center Dr., Ste. 400, Broadview Hts, OH 44147.

Item 29.  Management Services

None

Item 30.  Undertakings.

Registrant   undertakes  to  call  a  meeting  of shareholders, if requested to do so by the  holders  of at  least  10% of the Registrant's outstanding  shares, for  the purpose of voting upon the question of removal of a director or directors.  Registrant also undertakes to  assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Livingston and the state of New Jersey on

January 28, 2008.

Upright Investment Trust

By:  /s/

David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh January 28, 2008 ----------------------------------------------------------------------------------------------------------- President and Trustee
/s/ Wellman Wu January 28, 2008 ----------------------------------------------------------------------------------------------------------- Chief Financial Officer and Trustee
• • /s/ Carol Jou January 28, 2008 • ----------------------------------------------------------------------------------------------------------- • Financial Officer and Trustee

Exhibit Index

1.	Custody Servicing Agreement between Registrant and US Bank	EX-99.23.g
2.	Consent of Meyler & Company, LLC.	EX-99.23.j
3.	Code of Ethics for Upright Financial Corporation and Upright Investment Trust	EX-99.23.p

Ex-99.23.g

CUSTODY AGREEMENT

This AGREEMENT, dated as of 3/30, 2004, by and between the Upright Investments Trust (the Trust ), a business trust organized under the laws of the State of  Delaware, acting for and on behalf of Upright Growth Fund (the “Fund”), which is operated and maintained by the Trust for the benefit of the holders of shares of the fund(s), and U.S. BANK, N.A., (the "Custodian").

W I T N E S S E T H:

WHEREAS, the Trust desires that the Fund's Securities and cash be held and administered by the Custodian pursuant to this Agreement;

WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Custodian represents that it is a bank having the qualifications prescribed in Section 26(a)(i) of the 1940 Act.

NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and the Custodian hereby agree as follows:

ARTICLE I

DEFINITIONS

Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

1.1

"Authorized Person" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Fund and named in Exhibit A hereto or in such resolutions of the Board of Trustees , certified by an Officer, as may be received by the Custodian from time to time.

1.2

"Board of Trustees" shall mean the Trustees from time to time serving under the Trust’s Declaration of Trust , as from time to time amended.

1.3

"Book-Entry System" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of such Subpart O.

1.4

"Business Day" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of the Fund.

1.5

"Fund Custody Account" shall mean any of the accounts in the name of the Trust, which is provided for in Section 3.2 below.

1.6

"NASD"  shall mean The National Association of Securities Dealers, Inc.

1.7

"Officer" shall mean the Chairman, President, any Vice President, any Assistant Vice President, the Secretary, any Assistant Secretary, the Treasurer, or any Assistant Treasurer of the Trust .

1.8

"Oral Instructions" shall mean instructions orally transmitted to and accepted by the Custodian because such instructions are:  (i) reasonably believed by the Custodian to have been given by an Authorized Person, (ii) recorded and kept among the records of the Custodian made in the ordinary course of business; and (iii) orally confirmed by the Custodian.  The Trust shall cause all Oral Instructions to be confirmed by Written Instructions prior to the end of the next Business Day.  If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the Trust.  If Oral Instructions vary from the Written Instructions, which purport to confirm them, the Custodian shall notify the Trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

1.9

"Proper Instructions" shall mean Oral Instructions or Written Instructions.  Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

1.10

"Securities Depository" shall mean The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Fund) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934 as amended (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

1.11

 "Securities" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

1.12

"Shares" shall mean, with respect to the Fund, the units of beneficial interest issued by the Trust on account of the Fund.

1.13

"Sub-Custodian" shall mean and include (i) any branch of a "U.S. Bank," as that term is defined in Rule 17f-5 under the 1940 Act, (ii) any "Eligible Foreign Custodian," as that term is defined in Rule 17f-5 under the 1940 Act, having a contract with the Custodian which the Custodian has determined will provide reasonable care of assets of the Fund based on the standards specified in Section 3.3 below.  Such contract shall include provisions that provide: (i) for indemnification or insurance arrangements (or any combination of the foregoing) such that the Fund will be adequately protected against the risk of loss of assets held in accordance with such contract; (ii) that the Fund’s assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Sub-Custodian or its creditors except a claim of payment for their safe custody or administration, in the case of cash deposits, liens or rights in favor of creditors of the Sub-Custodian arising under bankruptcy, insolvency, or similar laws; (iii) that beneficial ownership for the Fund’s assets will be freely transferable without the payment of money or value other than for safe custody or administration; (iv) that adequate records will be maintained identifying the assets as belonging to the Fund or as being held by a third party for the benefit of the Fund; (v) that the Fund’s independent public accountants will be given access to those records or confirmation of the contents of those records; and (vi) that the Fund will receive periodic reports with respect to the safekeeping of the Fund’s assets, including, but not limited to, notification of any transfer to or from the Fund's account or a third party account containing assets held for the benefit of the Fund.  Such contract may contain, in lieu of any or all of the provisions specified above, such other provisions that the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for Fund assets as the specified provisions, in their entirety.

1.14

"Written Instructions" shall mean (i) written communications actually received by the Custodian and signed by an Authorized Person, or (ii) communications by telex or any other such system from one or more persons reasonably believed by the Custodian to be Authorized Persons, or (iii) communications between electro-mechanical or electronic devices provided that the use of such devices and the procedures for the use thereof shall have been approved by resolutions of the Board of Trustees, a copy of which, certified by an Officer, shall have been delivered to the Custodian.

ARTICLE II

APPOINTMENT OF CUSTODIAN

2.1

Appointment.

The Trust hereby constitutes and appoints the Custodian as custodian of all Securities and cash owned by or in the possession of the Fund at any time during the period of this Agreement.

2.2

Acceptance.  The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

2.3

Documents to be Furnished.  The following documents, including any amendments thereto, will be provided contemporaneously with the execution of this Agreement to the Custodian by the Trust:

a. A copy of the Agreement and Declaration of Trust certified by the Secretary;

b. A copy of the By-Laws of the Trust certified by the Secretary;

c. A copy of the resolution of the Board of Trustees of the Trust appointing the Custodian , certified by the Secretary ;

d. A copy of the then current Prospectus of the Fund; and

e. A certification of the Chairman and Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons .

2.4

Notice of Appointment of Dividend and Transfer Agent.  The Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent of the Fund.

ARTICLE III

CUSTODY OF CASH AND SECURITIES

3.1

Segregation.  All Securities and non-cash property held by the Custodian for the account of the Fund (other than Securities maintained in a Securities Depository or Book-Entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian and shall be identified as subject to this Agreement.

3.2

Fund Custody Accounts.  As to the Fund, the Custodian shall open and maintain in its Trust department a custody account in the name of the Trust coupled with the name of the Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of such Fund which are delivered to it.

3.3

Appointment of Agents.  (a)  In its discretion, the Custodian may appoint one or more Sub-Custodians to act as Securities Depositories or as sub-custodians to hold Securities and cash of the Fund and to carry out such other provisions of this Agreement as it may determine,  provided, however, that the appointment of any such agents and maintenance of any  Securities and cash of the Fund shall be at the Custodian's expense and shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

(b)

If, after the initial approval of Sub-Custodians by the Board of Trustees in connection with this Agreement, the Custodian wishes to appoint other Sub-Custodians to hold property of the Fund, it will so notify the Trust and provide it with information reasonably necessary to determine any such new Sub-Custodian's eligibility under Rule 17f-5 under the 1940 Act, including a copy of the proposed agreement with such Sub-Custodian.  The Trust shall at the meeting of the Board of Trustees next following receipt of such notice and information give a written approval or disapproval of the proposed action.

(c)

The Agreement between the Custodian and each Sub-Custodian acting hereunder shall contain the required provisions set forth in Rule 17f-5(a)(1)(iii).

(d)

At the end of each calendar quarter, the Custodian shall provide written reports notifying the Board of Trustees of the placement of the Securities and cash of the Fund with a particular Sub-Custodian and of any material changes in the Fund’s arrangements.  The Custodian shall promptly take such steps as may be required to withdraw assets of the Fund from any Sub-Custodian that has ceased to meet the requirements of Rule 17f-5 under the 1940 Act.

       (e) With respect to its responsibilities under this Section 3.3, the Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence, and diligence such as a person having responsibility for the safekeeping of property of the Fund.  The Custodian further warrants that the Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with each Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation:  (i) the Sub-Custodian's practices, procedures, and internal controls, for certificated securities (if applicable), the method of keeping custodial records, and the security and data protection practices;  (ii)  whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii)  the Sub-Custodian's general reputation and standing and, in the case of a Securities Depository, the Securities Depository's operating history and number of participants; and (iv)  whether the Fund will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

(f)

The Custodian shall establish a system to monitor the appropriateness of maintaining the Fund's assets with a particular Sub-Custodian and the contract governing the Fund’s arrangements with such Sub-Custodian.

3.4

Delivery of Assets to Custodian.  The Trust shall deliver, or cause to be delivered, to the Custodian all of the Fund’s Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by the Fund with respect to such Securities, cash or other assets owned by the Fund at any time during the period of this Agreement, and (b) all cash received by the Fund for the issuance, at any time during such period, of Shares.  The Custodian shall not be responsible for such Securities, cash, or other assets until actually received by it.

3.5

Securities Depositories and Book-Entry Systems.  The Custodian may deposit and/or maintain Securities of the Fund in a Securities Depository or in a Book-Entry System, subject to the following provisions:

   (a)

Prior to a deposit of Securities of the Fund in any Securities Depository or Book-Entry System, the Trust shall deliver to the Custodian a resolution of the Board of Trustees , certified by an Officer, authorizing and instructing the Custodian on an on-going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities.

   (b) Securities of the Fund kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

         (c) The records of the Custodian with respect to Securities of the Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, identify such Securities as belonging to such Fund.

          (d)

 If Securities purchased by the Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund.  If Securities sold by the Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund.

              (e)      The Custodian shall provide the Trust with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of the Fund are kept) on the internal accounting controls and procedures for safeguarding Securities deposited in such Book-Entry System or Securities Depository.

               (f)

Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to the Fund resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above or any of its or their employees, or (ii) from failure of the Custodian or any such Sub-Custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository.  At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person from any loss or damage to the Fund arising from the use of such Book-Entry System or Securities Depository, if and to the extent that the Fund has not been made whole for any such loss or damage.

3.6

Disbursement of Moneys from Fund Custody Account.  Upon receipt of Proper Instructions, the Custodian shall disburse moneys from the Fund Custody Account but only in the following cases:

                (a)

For the purchase of Securities for the Fund but only in accordance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any Sub-Custodian appointed pursuant to Section 3.3 above) of such Securities registered as provided in Section 3.9 below or in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above; (ii) in the case of options on Securities, against delivery to the Custodian (or such Sub-Custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such Sub-Custodian) of evidence of title thereto in favor of the Fund or any nominee referred to in Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System or Securities Depository with such Securities;

(b)

In connection with the conversion, exchange or surrender, as set forth in Section 3.7;

(c)

For the payment of any dividends or capital gain distributions declared by the Fund;

    (d)

In payment of the redemption price of Shares as provided in Section 5.1 below;

         (e)

For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest; taxes; administration, investment advisory, accounting, auditing, transfer agent, custodian, Trust and legal fees; and other operating expenses of the Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses;

     (f)

For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

          (g)

For transfer in accordance with the provision of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund;

       (h)

For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

(i)

   For any other proper purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

3.7

Delivery of Securities from Fund Custody Account.  Upon receipt of

Proper Instructions, the Custodian shall release and deliver Securities from the Fund Custody Account but only in the following cases:

(a)

Upon the sale of Securities for the account of the Fund but only against receipt of payment therefor in cash, by certified or cashiers check or bank credit;

      (b)

 In the case of a sale effected through a Book-Entry System or Securities Depository, in accordance with the provisions of Section 3.5 above;

(c)

To an offeror's depository agent in connection with tender or other similar offers for Securities of the Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

(d)

  To the issuer thereof or its agent (i) for transfer into the name of the Fund, the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

(e)

To the broker selling Securities, for examination in accordance with the

"street delivery" custom;

        (f)

For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

      (g)   Upon receipt of payment therefor pursuant to any repurchase or reverse   repurchase agreement entered into by the Fund;

     (h)

    In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities, and cash, if any, are to be delivered to the Custodian;

             (i)

For delivery in connection with any loans of Securities of the Fund, but only against receipt of such collateral as the Trust shall have specified to the Custodian in Proper Instructions;

            (j)

    For delivery as security in connection with any borrowings by the Fund requiring a pledge of assets by the Trust, but only against receipt by the Custodian of the amounts borrowed;

          (k)  Pursuant to any authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Trust;

           (l)

  For delivery in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

        (m)

  For delivery in accordance with the provisions of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund; or

         (n)

  For any other proper corporate purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

3.8

Actions Not Requiring Proper Instructions.  Unless otherwise instructed by the Trust, the Custodian shall with respect to all Securities held for the Fund:

 (a)      Subject to Section 7.4 below, collect on a timely basis all income and other payments to which the Fund is entitled either by law or pursuant to custom in the securities business;

          (b)      Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

            (c)  Endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments;

         (d)   Surrender interim receipts or Securities in temporary form for Securities in definitive form;

             (e)

Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

                (f)

 Hold for the Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of the Fund; and

            (g)

In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of the Fund.

 3.9

  Registration and Transfer of Securities.  All Securities held for the Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System if eligible therefor.  All other Securities held for the Fund may be registered in the name of such Fund, the Custodian, or any Sub-Custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof.  The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of the Fund.

   3.10

Records.  (a) The Custodian shall maintain complete and accurate records with respect to Securities, cash or other property held for the Fund, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash; (ii) ledgers (or other records) reflecting (A) Securities in transfer, (B) Securities in physical possession, (C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest  receivable; and (iii) canceled checks and bank records related thereto.  The Custodian shall keep such other books and records of the Fund as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to, Section 31 of the 1940 Act and Rule 31a-2 promulgated thereunder,  (b) All such books and records maintained by the Custodian shall (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of the Trust and at all times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

 3.11        Fund Reports by Custodian.  The Custodian shall furnish the Trust with a daily activity statement and a summary of all transfers to or from each Fund Custody Account on the day following such transfers.  At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement of the Securities and moneys held by the Custodian and the Sub-Custodians for the Fund under this Agreement.

3.12       Other Reports by Custodian.  The Custodian shall provide the Trust with such reports, as the Corporation may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above.

   3.13        Proxies and Other Materials.  The Custodian shall cause all proxies relating to Securities which are not registered in the name of the Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Trust such proxies, all proxy soliciting materials and all notices relating to such Securities.

   3.14       Information on Corporate Actions.  The Custodian shall promptly  deliver to the Trust all information received by the Custodian  and pertaining to Securities being held  by the Fund  with respect to optional tender or exchange offers, calls for redemption or purchase, or expiration of rights as described in the Standards of Service Guide attached as Exhibit B.  If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action.  The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

ARTICLE IV

PURCHASE AND SALE OF INVESTMENTS OF THE FUND

4.1

   Purchase of Securities.  Promptly upon each purchase of Securities for the Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable.  The Custodian shall upon receipt of such Securities purchased by the Fund pay out of the moneys held for the account of the Fund the total amount specified in such Written Instructions to the person named therein.  The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for the Fund, if in the Fund Custody Account there is insufficient cash available to the Fund for which such purchase was made.

    4.2

Liability for Payment in Advance of Receipt of Securities Purchased.  In any and every case where payment for the purchase of Securities for the Fund is made by the Custodian in advance of receipt of the Securities purchased but in the absence of specified Written Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.

   4.3

Sale of Securities.  Promptly upon each sale of Securities by the Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement, (d) the sale price per unit, (e) the total amount payable upon such sale, and (f) the person to whom such Securities are to be delivered.  Upon receipt of the total amount payable to the Fund as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions.  Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

4.4

 Delivery of Securities Sold.  Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor.  In any such case, the Fund shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any for the foregoing.

4.5

Payment for Securities Sold, etc.  In its sole discretion and from time to time, the Custodian may credit the Fund Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment, (ii) proceeds from the redemption of Securities or other assets of the Fund, and (iii) income from cash, Securities or other assets of the Fund.  Any such credit shall be conditional upon actual receipt by the Custodian of final payment and may be reversed if final payment is not actually received in full.  The Custodian may, in its sole discretion and from time to time, permit the Fund to use funds so credited to the Fund Custody Account in anticipation of actual receipt of final payment.  Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the Fund Custody Account.

4.6

  Advances by Custodian for Settlement.  The Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of the Fund's transactions in the Fund Custody Account.  Any such advance shall be repayable immediately upon demand made by Custodian.

ARTICLE V

REDEMPTION OF FUND SHARES

5.1

Transfer of Funds.  From such funds as may be available for the purpose in the relevant Fund Custody Account, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of the Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions.

   5.2

    No Duty Regarding Paying Banks.  The Custodian shall not be under any obligation to effect payment or distribution by any bank designated in Proper Instructions given pursuant to Section 5.1 above of any amount paid by the Custodian to such bank in accordance with such Proper Instructions.

ARTICLE VI

SEGREGATED ACCOUNTS

Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

     (a)

In accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund,

              (b) For purposes of segregating cash or Securities in connection with securities options purchased or written by the Fund or in connection with financial futures contracts (or options thereon) purchased or sold by the Fund, which constitute collateral for loans of Securities made by the Fund,

       (c) For purposes of compliance by the Fund with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

           (d) For other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and  declaring such purposes to be proper corporate purposes.  Each segregated account established under this Article VI shall be established and maintained for a single Fund only.  All Proper Instructions relating to a segregated account shall specify the Fund involved.

ARTICLE VII

CONCERNING THE CUSTODIAN

              7.1

    Standard of Care.  The Custodian shall use its best efforts and shall act in good faith in carrying out its obligations under this Agreement, and shall be without liability to the Trust or the Fund for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damage, cost, expense, liability or claim arises from gross negligence, bad faith or willful misconduct on its part or on the part of any Sub-Custodian appointed pursuant to Section 3.3 above.  The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability (except in the case of gross negligence, bad faith or willful misconduct) for any action reasonably taken or omitted pursuant to such advice.  The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel.  The Custodian shall not be under any obligation at any time to ascertain whether the Trust or the Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's Declaration of Trust or By-Laws, or its investment objectives and policies as then in effect.

   7.2

Actual Collection Required.  The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to the Fund or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

               7.3

No Responsibility for Title, etc.  So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

7.4

Limitation on Duty to Collect.  Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securities held for the Fund if such Securities are in default or payment is not made after due demand or presentation.

7.5

Reliance Upon Documents and Instructions.  The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine.  The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by it pursuant to this Agreement.

7.6

Express Duties Only.  The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

7.7

Co-operation.  The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of the Fund and/or compute the value of the assets of the Fund.  The Custodian shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust’s reports on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.

ARTICLE VIII

INDEMNIFICATION

8.1

 Indemnification by Trust.  The Trust shall indemnify and hold harmless the Custodian and any Sub-Custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such Sub-Custodian, from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such Sub-Custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement or any sub-custody agreement with a Sub-Custodian appointed pursuant to Section 3.3 above, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such Sub-Custodian's negligence, bad faith or willful misconduct. The indemnification herein shall survive the termination of this Agreement.

8.2     Indemnification by Custodian.  The Custodian shall indemnify and hold harmless the Trust from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising from the negligence, bad faith or willful misconduct of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or any nominee of the Custodian or of such Sub-Custodian. The indemnification provided for herein shall survive the termination of this Agreement.

8.3

Indemnity to be Provided.  If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the Custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

8.4

Security.  If the Custodian advances cash or Securities to the Fund for any purpose, either at the Trust's request or as otherwise contemplated in this Agreement, or in the event that the Custodian or its nominee incurs, in connection with its performance under this Agreement, any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim (except such as may arise from its or its nominee's negligence, bad faith or willful misconduct), then, in any such event, any property at any time held for the account of such Fund shall be security therefor, and should the Fund fail promptly to repay or indemnify the Custodian, the Custodian shall be entitled to utilize available cash of the Fund and to dispose of other assets of the Fund to the extent necessary to obtain reimbursement or indemnification.

ARTICLE IX

COMPLIANCE WITH RULE  17f-7

9.1

The Custodian shall, for consideration by the Trust, provide an analysis in accordance with Rule 17f-7(a)(1)(i)(A) under the 1940 Act of the risks associated with maintaining the Fund’s foreign assets with each Securities Depository used by the Custodian as of the date hereof (or, in the case of a Securities Depository not used by the Custodian as of the date hereof, prior to the initial placement of the Fund’s foreign assets at such Securities Depository) and at which any foreign asset of the Fund are held or are expected to be held.  The Custodian will also inform the Trust whether holding assets in a particular Securities Depository is voluntary or compulsory.  In connection with the foregoing, the Trust shall notify the Custodian of any Securities Depositories at which it does not choose to have its foreign assets held.  The Custodian shall monitor the custody risks associated with maintaining the Fund’s foreign assets at each such Securities Depository on a continuing basis and shall promptly notify the Trust or its investment adviser of any material changes in such risks.

9.2     The Custodian shall exercise such reasonable care, prudence and diligence in performing the requirements of Rule 17f-7 under the 1940 Act or, as applicable, in selecting a sub-custodian that will perform the requirements of Rule 17f-7, as a professional custodian having responsibility for safekeeping of foreign assets or delegating such function to a sub-custodian would exercise.

9. 3     Based on the information available to it in the exercise of reasonable care, prudence, and diligence, the Custodian or its designated sub-custodian shall determine the eligibility under Rule 17f-7 of each depository and shall promptly advise the Trust if any such depository ceases to be eligible.

ARTICLE X

FORCE MAJEURE; DISASTER RECOVERY SYSTEMS

10.1

   Force Majeure.  Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay (i) shall not discriminate against the Fund in favor of any other customer of the Custodian in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.

      10.2      Disaster Recovery Systems.  The Custodian shall maintain a disaster recovery plan and procedures including provisions for emergency use of electronic data processing equipment, which is reasonable in light of the services to be provided.  The Custodian shall, at no additional expense to the Fund take reasonable steps to minimize service interruptions.  The Custodian shall have no liability with respect to the loss of data or service interruptions caused by equipment failure, provided it maintains such plans and procedures.

ARTICLE XI

EFFECTIVE PERIOD; TERMINATION

 11.1      Effective Period.  This Agreement shall become effective as of its execution or when the Fund commences operations and shall continue in full force and effect until terminated as hereinafter provided.

 11.2       Termination.  Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice.  If a successor custodian shall have been appointed by the Board of Trustees , the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on such specified date of termination (a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by the Fund and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of the Funds at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled.  Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement.  The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

                    11.3            Failure to Appoint Successor Custodian.  If a successor custodian is not  designated by the Trust on or before the date of termination specified pursuant to Section 10.1 above, then the Custodian shall have the right to deliver to a bank or Trust company of its own selection, which (a) is a "bank" as defined in the 1940 Act and (b) has aggregate capital, surplus and undivided profits as shown on its then most recent published report of not less than $25 million,  all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for the Funds at such bank or Trust company all Securities of the Funds held in a Book-Entry System or Securities Depository.  Upon such delivery and transfer, such bank or Trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement.

ARTICLE XII

COMPENSATION OF CUSTODIAN

The Custodian shall be entitled to compensation as agreed upon from time to time by the Corporation and the Custodian.  The fees and other charges in effect on the date hereof and applicable to the Fund are set forth in Exhibit  C attached hereto.

ARTICLE XIII

LIMITATION OF LIABILITY

It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the property of the Trust as provided in the Trust’s Declaration of Trust, as from time to time amended.  The execution and delivery of this Agreement have been authorized by the Trust, and this Agreement has been signed and delivered by an authorized officer of the Trust, acting as such, and neither such authorization by the Trust nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the  property of the Trust as provided in the above-mentioned Trust’s Declaration of Trust ..

ARTICLE XIV

NOTICES

Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be in writing and shall be sent or delivered to the recipient at the address set forth after its name herein below:

To the Trust:

To Custodian:

U.S. Bank, N.A.

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, Ohio   45202

Attention:  Institutional Trust & Custody

Telephone:  (513)  632-4432

Facsimile:   (651) 767-9164

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIV.  Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal, and magnetic tape.

ARTICLE XV

MISCELLANEOUS

                        15.1       Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

15.2     References to Custodian.  The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for the Fund and such other printed matter as merely identifies Custodian as custodian for the Fund.  The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

           15.3       No Waiver.  No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof.  The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

           15.4

 Amendments.  This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

       15.5    Counterparts.  This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

           15.6      Severability.  If any provision of this Agreement shall be invalid, illegal, or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

            15.7      Successors and Assigns.  This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

               15.8                Headings.  The headings of sections in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and delivered in its name and on its behalf by its representatives thereunto duly authorized, all as of the day and year first above written.

ATTEST:

Upright Investments Trust

                  /s/Wellman Wu                     By:            /s/ David Y.S. Chiueh        .

Its: President

ATTEST:

    U.S. BANK, N.A.

______________________________   By:____________________________

EXHIBIT A

AUTHORIZED PERSONS

Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the Fund Custody Accounts.

Authorized Persons

Specimen Signatures

President:

/s/    David Y.S. Chiueh

Secretary:

___________________

Treasurer:

___________________

Vice  President:

___________________

Adviser Employees:

___________________

___________________

Transfer Agent/Fund Accountant

Employees:

___________________

___________________

___________________

___________________

___________________

EXHIBIT  B

U.S. Bank Institutional Trust &Custody Services

Standards of Service Guide

August, 2001

U.S. Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times.  We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions.  Deadlines recited in this guide represent the times required for U.S. Bank, N.A. to guarantee processing.  Failure to meet these deadlines will result in settlement at our client's risk.  In all cases, U.S. Bank, N.A. will make every effort to complete all processing on a timely basis.

U.S. Bank, N.A.  is a direct participant of the Depository Corporation Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bank of New York as its agent for ineligible and foreign securities.

For corporate reorganizations, U.S. Bank, N.A. utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, Capital Changes Daily (CCH) and the Wall Street Journal.

For bond calls and mandatory puts, U.S. Bank, N.A. utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, XCITEK, and DTC Important Notices.  U.S. Bank, N.A. will not notify clients of optional put opportunities.

Any securities delivered free to U.S. Bank, N.A., or its agents must be received three (3) business days prior to any payment or settlement in order for the U.S. Bank, N.A. standards of service to apply.

Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.

The information contained in this Standards of Service Guide is subject to change.  Should any changes be made U.S. Bank, N.A. will provide you with an updated copy of its Standards of Service Guide.

U.S. Bank, N.A.  Security Settlement Standards

Transaction Type	Instructions Deadlines*	Delivery Instructions
DTC	1:30 P.M. on Settlement Date	DTC Participant #2803 Agent Bank ID 27895 Institutional #________________ For Account #____________
Federal Reserve Book Entry	12:30 P.M. on Settlement Date	Federal Reserve Bank of Cleveland for U.S. Bank, N.A. ABA# 042000013 CINTI/1050 For Account #_____________
Federal Reserve Book Entry (Repurchase Agreement Collateral Only)	1:00 P.M. on Settlement Date	Federal Reserve Bank of Cleveland for U.S. Bank, N.A. ABA# 042000013 CINTI/1040 For Account #_____________
PTC Securities (GNMA Book Entry)	12:00 P.M. on Settlement Date	Federal Reserve Bank of Cleveland For: Firstar Bank, N.A., Trust ABA 042-000-013 CINTI/1050 For Account Number:
Physical Securities	9:30 A.M. EST on Settlement Date (for Deliveries, by 4:00 P.M. on Settlement Date minus 1)	Bank of New York One Wall Street- 3rd Floor – Window A New York, NY 10286 For account of U.S. Bank, N.A. / Cust #117612 Attn: Donald Hoover
CEDEL/EURO-CLEAR	11:00 A..M. on Settlement Date minus 2	Cedel a/c 55021 FFC: a/c 387000 U.S. Bank, N.A. /Global Omnibus Euroclear a/c 97816 FFC: a/c 387000 U.S. Bank, N.A./Global Omnibus
Cash Wire Transfer	3:00 P.M.	U.S. Bank,N.A. Cinti/Trust ABA# 042000013 Credit Account #112950027 Account of U.S Bank, N.A. Trust Services Further Credit to ___________ Account # _______________

                                                               *  All times listed are Eastern Standard Time.

U.S. Bank, N.A. Payment Standards

Security Type	Income	Principal

Equities	Payable Date

Municipal Bonds*	Payable Date	Payable Date

Corporate Bonds*	Payable Date	Payable Date

Federal Reserve Bank Book Entry*	Payable Date	Payable Date

PTC GNMA's (P&I)	Payable Date + 1	Payable Date + 1

CMOs *
DTC	Payable Date + 1	Payable Date + 1
Bankers Trust	Payable Date + 1	Payable Date + 1

SBA Loan Certificates	When Received	When Received

Unit Investment Trust Certificates*	Payable Date	Payable Date

Certificates of Deposit*	Payable Date + 1	Payable Date + 1

Limited Partnerships	When Received	When Received

Foreign Securities	When Received	When Received

*Variable Rate Securities
Federal Reserve Bank Book Entry	Payable Date	Payable Date
DTC	Payable Date + 1	Payable Date + 1
Bankers Trust	Payable Date + 1	Payable Date + 1

NOTE:  If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.

U.S. Bank Corporate Reorganization Standards

Type of Action	Notification to Client	Deadline for Client Instructions to U.S. Bank, N.A.	Transaction Posting

Rights, Warrants, and Optional Mergers	Later of 10 business days prior to expiration or receipt of notice	5 business days prior to expiration	Upon receipt

Mandatory Puts with Option to Retain	Later of 10 business days prior to expiration or receipt of notice	5 business days prior to expiration	Upon receipt

Class Actions	10 business days prior to expiration date	5 business days prior to expiration	Upon receipt

Voluntary Tenders, Exchanges, and Conversions	Later of 10 business days prior to expiration or receipt of notice	5 business days prior to expiration	Upon receipt

Mandatory Puts, Defaults, Liquidations, Bankruptcies, Stock Splits, Mandatory Exchanges	At posting of funds or securities received	None	Upon receipt

Full and Partial Calls	Later of 10 business days prior to expiration or receipt of notice	None	Upon receipt

      NOTE:   Fractional shares/par amounts resulting from any of the above will be sold.

EXHIBIT C

FEE SCHEDULES

U.S. Bank Institutional Custody Services

Domestic Custody Fee Schedule

For

Upright Growth Fund

U.S. Bank Institutional Custody Services, as Custodian, will receive monthly compensation for services according to the terms of the following Schedule:

I.

Portfolio Transaction Fees:

(a)

For each repurchase agreement transaction

$ 7.00

(b)

For each portfolio transaction processed through

DTC or Federal Reserve

$ 9.00

(c)

For each portfolio transaction processed through

DTC or Federal Reserve – Advisor affirmed

$ 7.50

(d)

Fund of Fund trades Advisor initiated

$12.00

(e)

Fund of Fund Trades Custodian initiated

 $20.00

(f)

For each portfolio transaction processed through

our New York custodian

$20.00

(g)

For each Amortized Security Purchase and sale

$ 9.00

(h)

For each Amortized Security Prin/Int Paydown

$ 8.00

(i)

For each covered call option/future contract written,

exercised or expired

$10.00

(j)

For each Cedel/Euro clear transaction

$80.00

(k)

For each Disbursement (Fund expenses only)

$ 5.00

A transaction is a purchase/sale of a security, free receipt/free delivery (excludes initial conversion), maturity, tender or exchange:

II.

 Market Value Fee

Based upon an annual rate of:

Million

.0002 (2 Basis Points) on First

$20

.0001 (1 Basis Points) on Next

$30

.000075 (3/4 of 1 Basis Point) on

Balance

III.

Monthly Minimum Fee – Per Fund

$300.

IV.

Out-of-Pocket Expenses

The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

V.

IRA Documents

Per Shareholder/year to hold each IRA Document

$3.00

VI.

Earnings Credits

On a monthly basis any earnings credits generated from uninvested custody balances will be applied against any cash management service fees generated.

•

U S Bank Institutional Custody retains the right to be reimbursed for out-of-pocket expenses including, but not limited to postage, insurance and long distance telephone charges. Other services are available and prices can be supplied upon request.

•

Real Time Internet Access for  the client will be provided at no additional charge

•

This fee schedule is quoted based on exclusive utilization of the First American Money Market Funds, Commercial Paper, Repurchase Agreements or Fed Discount Notes for investment of short-term cash.

Treasury Management Fee Schedule

For

Upright Growth Fund

Services

Unit Cost ($)

          Monthly Cost ($)

D.D.A. Account Maintenance

17.00

Deposits

.42

Deposited Items

.119

Checks Paid

.16

Balance Reporting - P.C. Access

50.00 Prior Day Module

10.00 Per Account

.07  Per Transaction

60.00 Current Day Module

15.00 Per Account

.07 Per Transaction

ACH Transaction

.105

ACH Monthly Maintenance

60.00

ACH Additions, Deletions, Changes

6.00

ACH Stop Payment

5.00

ACH Debits - Received

.12

ACH Credits Received

.08

Deposited Items Returned

6.00

International Items Returned

 10.00

NSF Returned Checks

27.50

Stop Payments

27.50

Data Transmission per account

130.00

Drafts Cleared

.18

Lockbox Maintenance

  85.00

Lockbox items Processed

.38

Miscellaneous Lockbox items

.12

Account Reconciliation

60.00

Per Item

.06

Positive Pay

   75.00

Per Item

.015

Invoicing for Service Charge

15.00

Wires Incoming

Domestic

    11.00

International

    11.00

Wires Outgoing

Domestic

International

Repetitive

14.00

Repetitive

  35.00

Non-Repetitive

13.00

Non-Repetitive  40.00

PC - Initiated Wires:

Domestic

International

Repetitive

10.00

Repetitive          25.00

Non-Repetitive

11.00

Non-Repetitive  25.00

Customer Initiated

9.00

Uncollected Charge

-- Firstar Prime Rate as of  first of month plus 4%   Other available cash management services are priced separately.

 Ex-99.23.j

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the inclusion in Post-Effective Amendment No. 12 on Form N-1A of the Upright Growth Fund of our report dated November 29, 2007 on the financial statements of such Fund.  We also consent to the reference to our firm as Independent Registered Public Accountants in such Registration Statement.

                                                                          /s/ Meyler & Company, LLC

January 21, 2008

EX-99.23.p

CODE OF ETHICS

 for Adviser

The nature of our business places all directors, officers, and employees (collectively called “employees”) of Upright Financial Corp. (the “Adviser”) and Upright Investment Trust (the “Trust”) in a fiduciary position. We must accept certain limitations as to our freedom of action with regard to personal financial matters. Our financial interest must at all times be subordinated to those of the firm’s clients.

It is impossible to anticipate every circumstance which could, in fact or in theory, cause a conflict of interest between employees of the Adviser and the clients of the firm (including, but not limited to, the Upright Financial Corp.).  Many of these are covered in this Code of Ethics.  If there is any doubt in an employee’s mind as to whether or not a possible conflict of interest is involved, he or she should consult Mr. David Y. S. Chiueh (otherwise known as the “Portfolio Manager” or “President”)

In addition, the use of inside information to trade in securities or to benefit in any way is strictly forbidden.  Section VIII highlights our policy on insider trading and the procedures in place to prevent it.

Employees are reminded that compliance with the letter and intent of this Code of Ethics is essential to their employment by the firm.

I.

Definitions.   As used in this Code of Ethics, the following terms shall have the following meanings:

(a)"Access Persons" means all employees, directors, officers, partners or members of the Company, as the case may be, who (i) have access to nonpublic information regarding Advisory Clients' purchases or sales of securities, (ii) are involved in making securities recommendations to Advisory Clients or (iii) have access to nonpublic recommendations or the portfolio holdings of an affiliated (iv) all of the Company's directors, officers, members and portfolio management personnel.  Client services personnel who regularly communicate with Advisory Clients also may be deemed to be Access Persons.

(b) “Client Accounts” shall mean any securities account in which an employee has any direct or indirect influence or control for his or her own benefit or for the benefit of his or her spouse or others, as well as any account of the employee’s spouse, minor children or other relatives residing with the employee whether or not the employee has any influence or control over such account.

(c)  “Security” shall be any security other than securities issued by the United States Government, banker’s acceptances, and commercial paper.

(d)

“Transaction” shall be any purchase, sale or any type of acquisition or disposition of securities.

(e)  “Restricted List” shall be a list of securities that are under active consideration by the Adviser or have been purchased for our clients, i.e. the “blueprint portfolio.”  A copy of the “blueprint portfolio” is available for employee review and is updated monthly.

(f)  “A security being considered for purchase or sale” shall mean when a recommendation to purchase or sell a security has been made and communicated; and with respect to the person making the recommendation, when such person seriously considers making such a recommendation or with respect to other employees, when they have knowledge that a security is under serious consideration.

II.

Restrictions on Trading.  Access Persons are encouraged to choose investments in keeping with a long-term investment horizon in their personal accounts.  The Adviser or the Trust does not wish to have Access Persons distracted by trading activities and believes that such activities invariably would detract from an Access Person’s value to their firms and clients.

Similarly, Access Persons are encouraged to manage their personal investments in such a manner that the performance of one particular investment does not distract the Access Person from his or her work.

(a)

Prior to making any purchase or sale in Access Person personal accounts, or any other account where an Access Person or officer of the Adviser or Trust has or acquires direct or indirect control and has a beneficial interest; the Access Persons of the Advisor or Trust shall:

(i)  Verify that there are no outstanding orders as purchase or sale for the relevant stocks within 7 business days and have the Portfolio Manager of the Adviser initial a designated form and;

(ii)  Notification of approval or denial to trade may be given verbally; however, it must be confirmed in writing within 24 hours of the verbal notification.

(iii)  The form attached as “Exhibit A”, Securities Transaction Approval Form, is to be filed with the Portfolio Manager of the Adviser.

(iv)  All orders should be placed as day or market orders.  If the order is not completed in a day, the above procedure must be repeated before the order can be reentered.

These restrictions will help insure that (a) our clients have first access to our investment ideas, (b) the security in question is not under active consideration, and (c) a buy or sell program is not underway.

(b) Personal accounts shall not purchase new issues of shall not purchase new issues of equity securities until at least five (5) business days after the initial public offering at the then prevailing market price.

(c) Access Persons shall immediately report to the Portfolio Manager of the Adviser, (a) any existing financial interest in any brokerage firm or related organization, and (b) any employment or family members by any brokerage firm or related persons.

(d) If an Access Person recommends that the firm purchase a security of the same class held by a personal account, the Access Person must disclose at the time of the initial recommendation that the personal account owns such security.

(e)  No orders of any kind may be placed using the Adviser’s trading facilities other than for client accounts under management.

III.

Restriction on Acceptance of Gifts, Etc.  No Access Person shall accept any gift of material value, or any entertainment exceeding what is customary, from any client of the Adviser, Trust, or from the client’s estate or any broker/dealer, bank, corporation, or supplier of goods or services to the firm or client accounts.  Any Access Person who receives an offer of either a gift or bequest of material value from any of the foregoing sources shall promptly report it to the President of the Advisor or to the President of the Trust.

IV.

Restrictions on Serving as Fiduciary.  Access Persons shall not accept appointments as trustee, executor, administrator, guardian, conservator, investment adviser, partner, director, or other fiduciary without prior approval of the President. Appointment as a fiduciary for a relative is exempt from this requirement, although such appointment should be promptly reported.

V.

Prohibition on Other Conflicts of Interest.  No Access Person shall engage in any transaction whether or not specified in this Code in which he or she has a financial interest adverse to the firm or client accounts, or which has the appearance of creating a conflict of interest with the firm or client accounts or the gaining of a financial benefit to the Access Person or a personal account by virtue of his or her relationship with the firm.

VI.

Monthly Reporting of Securities Transactions.  Each Access Person shall submit to the Portfolio Manager no later than fifteen (15) days after the end of the month, all personal security transactions for the month. The monthly statement from the securities firm, shall be used for this purpose.  However, for other transactions which have not been disclosed in the monthly statement for that month, the form attached as “Exhibit B ”, Personal Securities Transaction Record shall be used for this purpose. This form has to fill out the security transactions which have not been disclosed and submitted to the Portfolio Manager no later than ten (10) days after the end of the month. All transactions will be reviewed by the Portfolio Manager. A gift of a security to a charitable organization or to an individual that is outside the definition of a personal account is considered a sale and should be reported. Accounts managed by the Adviser are exempt from this requirement.

VII.

Disclaimer of Beneficial Ownership.  An Access Person may include in any report required under Section VI, a disclaimer as to beneficial ownership in any securities covered by the report.  To have “beneficial ownership” , a person must have a “direct or indirect pecuniary interest,” which is the opportunity to profit directly or indirectly from a transaction in securities.

VIII.

Restriction on Use of Inside Information.  Both the Adviser and the Trust strictly forbids any of its Access Persons from trading on or relaying inside information for personal benefit or on behalf of others.  This policy applies to every member of each firm and applies to activities both within and outside of the Adviser and the Trust.

Insider trading is a breach of Federal Securities law and is subject to both civil and criminal penalties.  In addition, the Insider Trading and Securities Fraud Enforcement Act of 1988 (ITSFEA), subsequently increases the civil and criminal penalties for trading on material, non-public information and broadens the scope of responsibility for preventing insider trading.  The ITSFEA requires the Adviser and the Trust to establish and enforce a written policy on insider trading.  The law also create the concept of a “controlling person” which means that unless the Adviser or Trust establishes and enforces a policy to prohibit insider trading, the Adviser, Trust, and its controlling persons may be held responsible and liable for any insider trading violations of its Access Persons.

(a) Insider Trading.  Federal Securities laws do not define the concept of an insider or insider trading; the burden of proof is upon the individual and the firm to show that it did not break Federal Securities laws.  Any dispute will be judged in court looking back with perfect hindsight.  Insider trading is generally defined as the use of inside information to trade in securities or the communication of this information to others.  The law prohibits:

(i) Any trading by an insider in possession of material, non-public information;

(ii) Any trading by a non-insider having inside information either disclosed by an insider in violation of his or her fiduciary duty to keep it confidential or misappropriated;

(iii) The communicating of material, non-public information to others, also known as “tipping.”

(b)  The Concept of the Insider.  The concept of the insider is very broad.  An insider includes Access Persons, officers and directors of a company.  Also included are persons associated with the company through a special, confidential relationship in the conducting of the company’s affairs and who receive information solely for the company’s purposes.  These “insiders” can include but are not limited to, attorneys, consultants, accountants and financial printers.

(c)  What is Inside Information?  Inside information is broadly defined to include two concepts: materiality and non-public.  Material information is information which a reasonable investor would consider important in making an investment decision or is reasonably certain to have a substantial impact on the price of a company’s securities. Such information is considered to be non-public until it has been disseminated to investors generally.  The stock exchanges require that companies disclose information to the national news and business newswire services (i.e., Dow Jones Service and Reuters), the national services (i.e., Associated Press), and the The New York Times and The Wall Street Journal.  In addition, information appearing in local newspapers, brokerage reports, and SEC documents are generally considered to be public.

(d) Procedure Upon Receipt of Inside Information.  Both the Adviser and the Trust require Access Persons to report any information which he or she believes to be insider information to the Chief Executive Officer or the Chairman of the Board of Trustees of the Trust respectively.  The information should be reported even if the Access Person is unsure as to whether or not it represents inside information.

Whenever an Access Person receives material, non-public information, he or she shall not:

(i) Trade in the securities to which the information relates;

(ii) Tip the information to others;

(iii) Recommend purchases or sales on the basis of that information;

(iv) Disclose the information to anyone other than the Adviser’s Chief Executive Officer or the Trust’s Chairman respectively;

The decision for the appropriate course of action will be made by the President with respect to the Advisor.

IX.

Sanctions.  If any Access Person violates any provisions set forth in this Code, the President of the Advisor shall impose such sanctions as he deems appropriate; including, but not limited to, a letter of censure or termination of employment, censure fines, freezing of one’s personal account or securities in that account for a specified time frame.

X.

Compliance Education Program.  As part of the Adviser and the Trust’s ongoing compliance education program, we have implemented the following procedures:

(i) Review for New Access Persons.  New Access Persons will be given a copy of the Code of Ethics and will be required to read and sign it.  The Chief Executive Officer of the Adviser or the Chairman of the Board of Trustees of the Trust will be available to review the statement with the Access Person. Investment adviser must furnish to the Trust’s Board a Code of Ethics annual report describing any issues arising under the Code or procedures.

(ii) Revisions. Any revisions of this statement will be distributed to all Access Persons.

(iii)  Annual Review.  Once a year, the President of the Advisor will review this policy statement with all its Access Persons.

I acknowledge that I have read, and fully understand the joint Code of Ethics of Upright Financial Corp.

Date:

____________________________

Signature:

____________________________

Title:

____________________________

CODE OF ETHICS

for Trust

This Code of Ethics (the “Code”) for Principal Executive and Principal Financial Officers has been adopted by Upright Financial Corp. within the Upright Investment Trust, complex (“Trust” and “Fund”) to effectuate compliance with Section 406 under the Sarbanes-Oxley Act of 2002 and the rules adopted to implement Section 406.

This Code applies to the Company’s principal executive officer, principal financial officer, controller or persons deemed to be performing similar critical financial and accounting functions (the “Covered Officers”).

Purpose of the Code

This Code sets forth standards and procedures that are reasonably designed to promote:

•

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

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Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Funds;

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Compliance with applicable laws and governmental rules and regulations;

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The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

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Accountability for adherence to the Code.

In general, the principles that govern honest and ethical conduct, including the avoidance of conflicts of interest between personal and professional relationships, reflect, at the minimum: (1) the duty in performing any responsibilities as a Covered Officer, to place the interests of the Trust ahead of personal interests; (2) the fundamental standard that Covered Officers should not take inappropriate advantage of their positions; (3) the duty to assure that the Trust’s financial reports to its shareholders are prepared honestly and accurately in accordance with applicable rules and regulations; and (4) the duties performed by the Covered Officer on behalf of the Trust are conducted in an honest and ethical manner.

Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual and apparent conflicts of interest.

Ethical Handling of Actual and Apparent Conflicts of Interest

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of the Trust. Certain conflicts of interest arise out of the relationship between Covered Officer and the Trust and already are subject to the conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). This Code does not, and is not intended to, repeat or replace existing programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between Trust and the investment adviser of which the Covered Officers are also officers and/or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties, be involved in establishing procedures and implementing decisions that will have different effects on the adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the adviser and is consistent with the performance by the Covered Officers of their duties as officer of the Trust. If such duties are performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Trust’ Boards of Directors/Trustees (“Board”) that the Covered Officer may also be officer or employee of one or more other investment companies covered by this or other codes.

Prohibited Activities

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but keep in mind that these examples are not exhaustive. The foremost principle is that the personal interest of a Covered Officer should not be placed before the interest of the Trust or their shareholders.

Covered Officer must:

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Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby the Covered Officer would benefit personally to the detriment of the Trust or its shareholders;

•

Not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the Trust;

•

Not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

•

Not intentionally cause a Trust to fail to comply with applicable laws, rules and regulations, including failure to comply with the requirement of full, fair, accurate, understandable and timely disclosure in reports and documents that a Trust files with, or submits to, the SEC and in public communications made by the Trust;

•

Not fail to acknowledge or certify compliance with this Code on an annual basis.

There are some conflict of interest situations that should always be discussed with the Compliance Officer or, under certain circumstances, the Board of Directors/Trustees if material. Examples of these include:

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Service as a director on the board of any public company absent prior authorization by the Board;

•

The receipt of any gifts of more than de minimis value, generally gifts in excess of $100;

•

The receipt of any entertainment from any company with which the Trust have current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise a suggestion of unethical conduct;

•

Any ownership interest in, or employment relationship with, any of the Trust’s service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

•

A direct or indirect financial interest in commissions paid by the Trust for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

Disclosure and Compliance

•

Each Covered Officer must familiarize himself with the disclosure requirements generally applicable to the Trust;

•

Each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, including to the Trust’s directors/trustees and auditors, and to governmental regulators and self-regulatory organizations;

•

Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Trust and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust file with the SEC and in other public communications made by the Trust; and

•

It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

Reporting and Accountability

Covered Officers must:

•

Upon adoption of the Code or upon becoming a Covered Officer, affirm in writing to the Board that he has received, read, understands and will adhere to this Code;

•

Annually affirm to the Board that he has received and read the Code and that he understands that he is subject to, and has complied with, the requirements of the Code;

•

Not retaliate against any employee of the Trust or their affiliated persons for reports of potential violations that are made in good faith; and

•

Notify Compliance, who will then notify the Trust’s Audit Committee or the Trust’s legal counsel promptly if he knows of any violation of this Code or if a potential violation exists. Failure to do so is itself a violation of this Code.

The Trust’s Audit Committee (the ”Committee”) or in their discretion, the Trust’s legal counsel, is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Any approvals or waivers sought by the Principal Executive Officer will be considered by the Committee. In determining whether to waive any of the provisions of this Code, the Committee will consider whether the proposed waiver (1) is prohibited by the Code; (2) is consistent with honest and ethical conduct; and (3) will result in a conflict of interest between the Covered Officer’s personal and professional obligations to the Trust.

Investigating Actual and Apparent Conflicts of Interest

The Funds will follow these procedures in investigating and enforcing the Code:

•

The Committee will take all appropriate action to investigate any potential violations reported to them;

•

If, after such investigation, the Committee believes that no violation has occurred, no further action is necessary;

•

Any matter that the Committee believes is a violation will be reported to the Board;

•

If the Board agrees that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•

The Committee will be responsible for granting waivers, as appropriate; and

•

Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Trust for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. While there are other policies or procedures of the Trust, the Trust’s adviser or other service providers govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code.

Amendments

At least annually, the Board of Directors/Trustees of the Trust will review the Code and determine whether any amendments are necessary or desirable. Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

Record Retention and Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly to the extent permitted by applicable laws, rules and regulations. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel.

Name: _________________________                    Signature: ________________________

Title: __________________________

Date: __________________________